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                               RYDEX SERIES FUNDS

                        SUPPLEMENT DATED OCTOBER 10, 2000
               TO THE RYDEX SERIES FUNDS INVESTOR CLASS PROSPECTUS
              DATED AUGUST 1, 2000 AS SUPPLEMENTED OCTOBER 9, 2000


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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On page 84 of the Investor Class Prospectus, the Mekros Fund should be listed below the Large-Cap Europe and Large-Cap Japan Funds and will be team managed with Chuck Tennes as the group leader.

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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE